Prepayments and other assets - Summary Of Prepayments And Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
Deposits	$ 130	$ 127
Loan receivable as part of co-investing arrangement	87	0
Non-current prepayments and other current assets	217	127
Current
Prepayments	70	81
Tax recoverable	46	48
Deposits	54	48
Others	24	23
Less: Loss allowance	(12)	(15)
Current prepayments and other current assets	$ 182	$ 185